Information: Condensed Financial Statements of The Company (Details) - Condensed Statement of Cash Flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ (2,290,367)	$ (359,409)
Cash flows used in investing activities			(653,250)
Cash flows provided by financing activities			208,718,163
Effect of exchange rate changes on cash	(3,088,575)	(484,665)	(7,956,640)
Net increase/(decrease) in cash and cash equivalents	(5,378,942)	(844,074)	200,108,273
Cash and cash equivalents, beginning of year	200,108,273	31,401,355
Cash and cash equivalents, end of year	¥ 194,729,331	$ 30,557,281	¥ 200,108,273